Other receivables and contract assets	12 Months Ended
Dec. 31, 2021
Other Receivables And Contract Assets [Abstract]
Other receivables and contract assets	Other receivables and contract assets
Current other receivables and contract assets

	December 31,
	2021	2020
	£’000	£’000
VAT recoverable	2,169	853
Prepayments	3,153	1,622
Contract assets	305	143
Other receivables	686	100
	6,313	2,718
Non-current other receivables and contract assets

	December 31,
	2021	2020
	£’000	£’000
Other receivables	100	—
	100	—
A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2021	Recognised as income	Deductions	December 31, 2021
	£’000	£’000	£’000	£’000
Grants	—	126	—	126
Collaboration	143	567	(531)	179
Total contract assets	143	693	(531)	305

	January 1, 2020	Recognised as income	Deductions	December 31, 2020
	£’000	£’000	£’000	£’000
Collaborations	13	240	(110)	143
Total contract assets	13	240	(110)	143